Current and deferred income tax and uncertain tax positions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current And Deferred Income Tax And Uncertain Tax Positions
Balance at beginning of the year	$ 104,352	$ 68,667	$ (24,886)
Effect on income (loss) for the year	(2,190)	90,118	85,209
Effect on other comprehensive loss - Fair value adjustment	110	535	198
Effect on other comprehensive income , hedge accounting	1,349	981	(1,269)
Effects of consolidation of acquired subsidiary	1,997
Effect on other comprehensive income - Translation effect included in cumulative translation adjustment	23,730	(50,565)	9,415
Others		(5,384)
Balance at the end of the year	$ 129,348	$ 104,352	$ 68,667